Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies
Schedule of roll-forward of claims activity for loans put-back to the mortgage origination segment

The following tables provide for a roll-forward of claims activity for loans put-back to the mortgage origination segment based upon an alleged breach of a representation or warranty with respect to a loan sold and related indemnification liability reserve activity (in thousands).

	Representation and Warranty Specific Claims Activity - Origination Loan Balance		Representation and Warranty Specific Claims Activity - Origination Loan Balance
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Balance, beginning of period	$51,929	$41,230	$51,912	$39,693
Claims made	11,799	8,034	17,873	19,654
Claims resolved with no payment	(4,873)	(593)	(9,331)	(8,413)
Repurchases	(4,360)	(1,248)	(5,268)	(2,899)
Indemnification payments	(1,372)	(1,333)	(2,063)	(1,945)
Balance, end of period	$53,123	$46,090	$53,123	$46,090

	Indemnification Liability Reserve Activity		Indemnification Liability Reserve Activity
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Balance, beginning of period	$20,975	$19,701	$21,121	$18,964
Additions for new sales	852	956	1,412	1,956
Repurchases	(524)	(82)	(1,028)	(135)
Early payment defaults	(56)	(137)	(77)	(232)
Indemnification payments	(931)	(219)	(1,112)	(524)
Change in estimate	(628)	178	(628)	368
Balance, end of period	$19,688	$20,397	$19,688	$20,397

Reserve for Indemnification Liability:
Specific claims	$12,761
Incurred but not reported claims	6,927
Total	$19,688

The following tables provide for a roll-forward of claims activity for loans put-back to the mortgage origination segment based upon an alleged breach of a representation or warranty with respect to a loan sold and related indemnification liability reserve activity (in thousands).

	Representation and Warranty Specific Claims Activity - Origination Loan Balance
	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$39,693	$35,217
Claims made	40,001	6,463
Claims resolved with no payment	(17,746)	(1,565)
Repurchases	(6,255)	(422)
Indemnification payments	(3,781)	—
Balance, end of period	$51,912	$39,693

	Indemnification Liability Reserve Activity
	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$18,964	$18,544
Additions for new sales	3,539	420
Repurchases	(251)	(31)
Early payment defaults	(528)	(51)
Indemnification payments	(1,003)	—
Change in estimate	400	82
Balance, end of period	$21,121	$18,964

Reserve for Indemnification Liability:
Specific claims	$12,179
Incurred but not reported claims	8,942
Total	$21,121

Schedule of future minimum lease payments under non-cancelable operating and capital leases

Future minimum lease payments under these agreements follow (in thousands).

	Operating Leases	Capital Leases
2014	$25,541	$1,080
2015	22,815	1,090
2016	16,496	1,103
2017	12,019	1,129
2018	11,222	1,167
Thereafter	30,041	9,514
Total minimum lease payments	$118,134	15,083
Amount representing interest		(6,824)
Present value of minimum lease payments		$8,259